Loans and Borrowings - Additional Information (Detail) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Apr. 25, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan agreements [line items]
Proceeds from loans and borrowings			€ 67,723	€ 13,529	€ 7,500
Transaction costs			5,796	450	€ 450
Financial liabilities			€ 191,168	€ 33,727
Credit Agreement [member]
Loan agreements [line items]
Borrowings covenant minimum average weekly liquidity		€ 10,000
Credit Agreement [member] | Mynaric USA [member]
Loan agreements [line items]
Borrowings, maturity	five-year
Notional amount	€ 75,000
Percentage of original issue discount	1.00%
Borrowings floor rate	2.00%
Borrowings, adjustment to interest rate basis	10.00%
Percentage of interest paid in kind	3.00%
Percentage of exit fee charged to invested capital	180.00%
Credit amount	€ 74,250
Percentage Of Exit Fee Charged To Invested Capital	180.00%
Proceeds from loans and borrowings	€ 67,723
Transaction costs	5,796
Financial liabilities	61,926
Embedded derivative	€ 1,179
Credit Agreement [member] | Mynaric USA [member] | Third Anniversary [Member]
Loan agreements [line items]
Percentage of exit fee charged to invested capital	185.00%
Percentage Of Exit Fee Charged To Invested Capital	185.00%
Credit Agreement [member] | Mynaric USA [member] | Fourth Anniversary [Member]
Loan agreements [line items]
Percentage of exit fee charged to invested capital	200.00%
Percentage Of Exit Fee Charged To Invested Capital	200.00%